BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
BUSINESS COMBINATION
NOTE 3:-	BUSINESS COMBINATION

Acquisition of Vexigo Ltd.

On April 1, 2015 ("Closing Date") the Company completed the acquisition of 100% of the shares of Vexigo pursuant to a share purchase agreement ("SPA"). Vexigo was a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices. The financial results of Vexigo are included in the consolidated financial statements from the Closing Date. The total consideration consisted of:

•
Cash consideration of $4,000, was to be paid in three instalments as follows: (a) at Closing Date $3,000 and, (b) two additional instalments of $500 each, three and six months following the Closing Date. Such payments were further extended as described below.

•	3,115,090 ordinary shares of the Company issued at Closing Date having a total value of $ 4,368, which considered the market restrictions on these shares.

•
Milestone-based contingent cash payments based on Vexigo's product line EBITDA post acquisition, of up to $16,000 payable over 5.5 years. The fair value of the contingent consideration amounted to approximately $6,532, net of termination fees. At Closing Date the Company recorded a related liability.

•	The SPA assumed zero working capital and included customary net working capital adjustments to the purchase price as defined in the SPA.

In addition, the Company incurred acquisition related costs of $424, which are included in general and administrative expenses for the year ended December 31, 2015. Acquisition related costs include legal, accounting and finder’s fees and other costs directly related to the acquisition.

In addition to the above, the Company undertook to pay a pre-closing declared dividend in the amount of $1,554. During 2015, the Company paid $554 on account of such pre-closing obligation of Vexigo to pay the previously declared dividend to its shareholders. The remained balance of $1,000 was paid during 2016.

In February 2016, the Company reached an agreement to extend the payment schedule for the consideration due to be paid to the former shareholders of Vexigo, totaling $2,600. (See Note 1c).

Under business combination accounting the total purchase price was allocated to Vexigo's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Intangible assets:

Closing Date April 1, 2015

Total assets	$204
Total liabilities	(148)
Technology	4,433
Goodwill	11,107
Deferred tax liability	(709)

Total consideration	$14,887

 Intangible asset

In performing a purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Vexigo's products. The fair value of Vexigo’s Video Advertising technology of $4,433 (useful life 5.5 years) was based on a valuation, performed by the Company's management with the assistance of a third party valuation firm using estimates and assumptions provided by management.

Regarding goodwill and technology impairment during 2016 and 2015 see Notes 7 and 8.

 Condensed combined pro forma information

The following unaudited condensed combined pro forma information for the years ended December 31, 2014 and 2015, gives effect to the acquisition of Vexigo as if the acquisition had occurred on January 1, 2014. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred if the acquisition had been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that all Vexigo revenues prior to the acquisition date were recognized on gross basis (Refer to Note 2.l.) and net income includes additional amortization of intangible assets related to the acquisition of $ 806 in each of 2014 and 2015, and its related tax effects.

	Year ended December 31,
	2015	2014
	Unaudited

Revenues	$18,964	$17,319
Net income (loss)	(3, 923)	251
Basic and diluted earnings (loss) per share	$(0.55)	$0.03

        Contingent earn-out consideration

Under business combination accounting, the Company is required to measure the contingent consideration related to an earn-out at its fair value on each reporting date. For the purpose of ASC 805, the Company used a third party specialist, to perform the fair value valuation as of the closing date and as of every balance sheet date thereafter. The fair value of the earn-outs was measured using a Monte Carlo simulation of the triangular model, for possible EBITDA for the 5.5 years following the closing date. As of the Closing Date and December 31, 2015 the total contingent consideration was determined to be $6,732 and $4,255, respectively. Contingent consideration is classified as a liability and may be adjusted to fair value at each reporting date through earnings, until the contingency is resolved and may affect the Company's results in the future. As part of the impairment valuation performed during the fourth quarter of 2016, the fair value of the earn-outs as of December 31, 2016 was estimated to be zero, due to the updated projections of the Company and the re-evaluation study that was performed.